RELATED PARTY TRANSACTIONS - Narrative (Details) - Vimeo Inc. - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Compensation expense		$ 4,912	$ 2,016	$ 11,665	$ 5,291
Repayment of outstanding related party debt		94,565	0	35,457
IAC
Related Party Transaction [Line Items]
Compensation expense		1,000	800	6,100	2,500
Due to related party		$ 3,000		17,600
Repayment of outstanding related party debt	$ 99,500
Accrued interest payable, related parties				$ 4,200	5,700
IAC | Promissory note due on demand-related party
Related Party Transaction [Line Items]
Interest rate, stated percentage		10.00%		10.00%
IAC | Promissory note due May 2, 2023-related party
Related Party Transaction [Line Items]
Promissory not borrowing capacity				$ 50,000
Interest rate, stated percentage		10.00%		10.00%
IAC | IAC Health and Welfare Benefit Plans
Related Party Transaction [Line Items]
Expenses incurred with related party		$ 2,700	2,700	$ 10,300	$ 9,300
IAC | IAC Headquarters Occupancy
Related Party Transaction [Line Items]
Expenses incurred with related party		$ 900	$ 1,100	$ 3,800